RELATED-PARTY TRANSACTIONS AND BALANCES (Details Narrative)			3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 01, 2026 shares	Apr. 29, 2024 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Jul. 20, 2026 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2026 $ / shares	Mar. 25, 2026 $ / shares	Dec. 31, 2025 $ / shares	Sep. 22, 2025 $ / shares	Jan. 15, 2025 USD ($)
Related Party Transaction [Line Items]
Repayment from related party										$ 2,299,805
Advance from related party										$ 2,249,805
Warrant shares issued | shares			605,525					605,525		605,525
Common shares issued | shares			4,249,090					4,249,090		4,249,090
Share price | $ / shares			$ 10.05					$ 10.05
Sale of 610,500 private placement units										$ 6,105,000
Common Stock [Member]
Related Party Transaction [Line Items]
Share price | $ / shares												$ 10.78		$ 10.60
Balance, shares | shares										610,500
Sale of 610,500 private placement units										$ 61
GNQ INSILICO INC [Member]
Related Party Transaction [Line Items]
Due from related party			$ 1,322				$ 29,798
Unsecured debt			20,000				20,000								$ 20,000
Warrants			176,340			$ 176,340	$ 176,340		$ 176,340
Warrants and rights outstanding term							2 years
Fair value adjustment of warrants			$ 443,984
Common shares issued | shares			26,939,850	22,271,250		21,351,250	26,939,850		21,351,250
Share price | $ / shares			$ 18.5461				$ 10
Consulting fees			$ 253,000	$ 253,000			$ 1,016,000		$ 1,016,000
Share-based compensation									3,449,212
Share-based compensation			8,939				12,557
MyNextHealthIncUSMember						$ 1,149,344			1,149,344
Balance, shares | shares	20,000
Loss on fair value of investments			(27,373)	(168,965)		1,361,481	393,618		(1,361,481)
Gain loss on fair value of investments			27,373	168,965		(1,361,481)	$ (393,618)		1,361,481
Stock options granted | shares					660,000		1,060,000
Share-based compensation			31,507
Indebted amount receivables			$ 1,686,335				$ 3,314,235
GNQ INSILICO INC [Member] | Measurement Input, Share Price [Member]
Related Party Transaction [Line Items]
Share price | (per share)							$ 0.18						$ 0.25
GNQ INSILICO INC [Member] | Measurement Input, Exercise Price [Member]
Related Party Transaction [Line Items]
Exercisable share | (per share)							$ 0.36						0.50
GNQ INSILICO INC [Member] | Measurement Input, Price Volatility [Member]
Related Party Transaction [Line Items]
Risk-free rate							142
GNQ INSILICO INC [Member] | Measurement Input, Risk Free Interest Rate [Member]
Related Party Transaction [Line Items]
Risk-free rate							4.25
GNQ INSILICO INC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock options granted | shares			31,800
GNQ INSILICO INC [Member] | Director [Member]
Related Party Transaction [Line Items]
Stock options granted | shares			10,600
GNQ INSILICO INC [Member] | Nimish Saxena [Member]
Related Party Transaction [Line Items]
Share-based compensation			$ 46,311	37,995			$ 170,366		14,805
GNQ INSILICO INC [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Stock options granted | shares			31,800
Green Sky Labs Inc [Member] | GNQ INSILICO INC [Member]
Related Party Transaction [Line Items]
Related party transactions description							GSL is the ultimate parent of the Company, primarily due to its ability to exercise control through management. GSL directly owns over 50% of My Next Health Inc., which holds approximately 37% of the Company’s issued and outstanding shares
Management and administrative services			$ 15,000	$ 15,000			$ 60,000		60,000
Repayment from related party							60,000
Advance from related party							1,606,000
Due from related party			1,597,672			1,672,672	1,612,672		1,672,672
Indebted amount receivables			1,597,672				1,612,672
Green Sky Labs Inc [Member] | GNQ INSILICO INC [Member] | Revolving Loan Agreement [Member]
Related Party Transaction [Line Items]
Indebted amount receivables			15,000
My Next Health Inc [Member] | GNQ INSILICO INC [Member]
Related Party Transaction [Line Items]
Due from related party			88,663			1,028,958	1,701,563		1,028,958
My Next Health Inc [Member] | GNQ INSILICO INC [Member] | Revolving Loan Agreement [Member]
Related Party Transaction [Line Items]
Advance from related party			1,307,849				2,730,521		884,958
Repayment of notes payable			2,920,749
Bearco Investments Ltd [Member] | GNQ INSILICO INC [Member] | Director [Member]
Related Party Transaction [Line Items]
Unsecured debt			$ 20,000				$ 20,000
Trenchant Technologies Capital Corp Member] | GNQ INSILICO INC [Member] | Director [Member]
Related Party Transaction [Line Items]
Issued and outstanding shares percentage							11.50%
Ontario Inc 2809539 [Member] | GNQ INSILICO INC [Member]
Related Party Transaction [Line Items]
Warrants							$ 109,844
Warrant shares issued | shares							360,880
Exercisable share | (per share)							$ 0.7296						1
Warrants and rights outstanding term							5 years
Fair value adjustment of warrants							$ 176,340
Ontario Inc 2809539 [Member] | GNQ INSILICO INC [Member] | Director [Member]
Related Party Transaction [Line Items]
Issued and outstanding shares percentage							11.50%
5 Palisades Plaza LLC [Member] | GNQ INSILICO INC [Member]
Related Party Transaction [Line Items]
Cash commissions							$ 9,000
Common shares issued | shares							7,000
Share price | $ / shares							$ 10
Tsamutalis And Company LLC [Member] | GNQ INSILICO INC [Member]
Related Party Transaction [Line Items]
Sponsor fees							$ 1,500		$ 1,500
Trenchant Warrants [Member] | GNQ INSILICO INC [Member]
Related Party Transaction [Line Items]
Warrants							$ 277,445
Warrant shares issued | shares		2,600,000	2,600,000				2,600,000
Exercisable share | (per share)			$ 0.36				$ 0.36				$ 0.50		0.50
Loss on fair value of investments			$ 2,695			214,626	$ 60,116
Gain loss on fair value of investments			(2,695)			$ (214,626)	$ (60,116)
Trenchant Warrants [Member] | GNQ INSILICO INC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Balance, shares | shares		10,100,000
Trenchants Common Shares [Member] | GNQ INSILICO INC [Member]
Related Party Transaction [Line Items]
Share price | (per share)							$ 0.18						$ 0.25
Sale of 610,500 private placement units							$ 1,848,800
GSL or MNH [Member] | GNQ INSILICO INC [Member] | Revolving Loan Agreement [Member]
Related Party Transaction [Line Items]
Advance from related party			1,307,849
Repayment of notes payable			2,920,749
Net reduction due from related parties			$ 1,612,900